SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		0.00%	[1]	0.00%	[1]
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	[1]	0.00%	[1]	10.70%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	[1]	0.00%	[1]	34.80%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.20%		19.30%		0.00%	[1]

[1]	Less than 10%.